Subsequent Events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Subsequent Events
45. SUBSEQUENT EVENTS
The Group has considered events after December 31, 2021, to assess whether it is necessary to recognize or disclose them in these consolidated financial statements. Such events were assessed thr ough
April 29
, 20
22, the date when the consolidated financial statements were available for issue.
45.1
Payment of dividends
On April 14, 2022, the board of directors of the company approved the payments of dividends amount of 5,150 million to allocating a part of the Optional reserve for Future Dividends, equivalent to a dividend of Ps. 8.797388907640520 per share.
The board of directors also communicated that as a general principle the payment of such dividends will be made to all Shareholders in ARS. However, it will be granted to all Shareholders the option of (a) receiving payment of their proportion in the dividends through the delivery of the equivalent amount of USD resulting of the conversion of the proportional amount of the original dividend in ARS to USD through the Reference Exchange Rate of the Central Bank of the Republic Argentina – Communication “A” 3500 corresponding to the close of the immediate trading day prior to April 26, 2022 or (b) to receive payment in USD through Caja de Valores S.A., in each respective Shareholders’ local bank or in a bank account abroad.
The dividends were fully paid as of the end of April 2022.
45.2
New loan
On April 24, 2022, Loma Negra C.I.A.S.A. was granted new loan agreement with Industrial and Commercial Bank of China (Dubai Branch) for USD

56
 million
, payable in equal amortizations on months 21, 24 and 27. This loan accrues interest at LIBOR (3 months) plus 8%, payable on a quarterly basis and counts with a guarantee provided by InterCement up to the 51% of the loan.
45.3 Annual shareholders’ meeting
The annual shareholders’ meeting held on April 27, 2022, approved (i) to allocate the sum of 6,586 million
(in December 31, 2021 currency) to the Optional Reserve for Future Dividends; and (ii) to delegate to the Board of Directors the power to totally or partially disaffect and distribute in cash, one or more times, the amount in constant currency of the Optional Reserve for Future Dividends depending on the evolution of the business and the regulatory restrictions and limitations until the next annual shareholders meeting that will consider the financial statements corresponding to the year ending December 31, 2022.
45.4 Repurchase of common stock
Subsequent to the end of this fiscal year, the treasur
y
shares
re
purchase program has continued as explained in Note 23.